Accounts Receivable - Net	12 Months Ended
Dec. 31, 2024
Loans and Leases Receivable Disclosure [Abstract]
Accounts Receivable – net

8. Accounts Receivable, net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Trade receivables	$324,882	$423,955	$479,818	$923,190
Allowance for credit losses	(23,995)	(13,438)	(12,469)	(9,059)
	300,887	410,517	467,349	914,131
Other receivables	5,760	14,892	19,680	29,075
Allowance for credit losses	(80)	(464)	(435)	(471)
Accounts receivable, net	$306,567	$424,945	$486,594	$942,735

The allowance for credit losses reflects the Company's best estimate of probable losses inherent in the accounts receivable balance.

The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company's customers, current and forecasted future economic conditions, and other factors that may affect customers' ability to pay. For the years ended December 31, 2024, 2023, 2022 and 2021, additions to the allowance for credit losses, write-offs and recoveries of trade receivables were not material to the Company's consolidated financial statements.

The movements of the allowance for credit losses were as follows:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Balance at the beginning of the year	$(13,902)	$(12,904)	$(9,530)	$(7,140)
Provision for credit losses	(12,306)	(2,638)	(4,268)	(2,967)
Recoveries collected and write-off	1,600	1,268	66	775
Foreign currency translation adjustments	533	372	828	(198)
Balance at the end of the year	$(24,075)	$(13,902)	$(12,904)	$(9,530)

The Company's maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Aging within one year, net of allowance for credit losses	$214,548	$326,404	$396,629	$893,328
Aging greater than one year, net of allowance for credit losses	86,339	84,113	70,720	20,803
Trade receivables, net	$300,887	$410,517	$467,349	$914,131